LVIP SSGA Conservative Structured Allocation Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–89.81%
INVESTMENT COMPANIES–89.81%
Equity Funds–21.14%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	934,671	$ 11,254,374
LVIP SSGA Mid-Cap Index Fund	235,718	2,789,013
LVIP SSGA S&P 500 Index Fund	502,117	11,786,688
LVIP SSGA Small-Cap Index Fund	98,141	2,753,930
LVIP SSGA Small-Mid Cap 200 Fund	253,240	2,708,153
		31,292,158
Fixed Income Fund–50.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,453,806	75,089,649
		75,089,649
International Equity Funds–17.95%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	1,371,607	10,333,691
LVIP SSGA Emerging Markets 100 Fund	815,633	5,847,270
LVIP SSGA International Index Fund	1,046,460	10,397,625
		26,578,586
Total Affiliated Investments (Cost $123,632,862)		132,960,393

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–10.28%
INVESTMENT COMPANIES–10.28%
Fixed Income Fund–10.25%
SPDR® Portfolio TIPS ETF	568,939	$ 15,173,603
		15,173,603
Money Market Fund–0.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	42,524	42,524
		42,524
Total Unaffiliated Investments (Cost $15,448,483)		15,216,127

TOTAL INVESTMENTS–100.09% (Cost $139,081,345)	148,176,520
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(126,130)
NET ASSETS APPLICABLE TO 13,745,550 SHARES OUTSTANDING–100.00%	$148,050,390

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Conservative Structured Allocation Fund–1

LVIP SSGA Conservative Structured Allocation Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Structured Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$132,960,393	$—	$—	$132,960,393
Unaffiliated Investment Companies	15,216,127	—	—	15,216,127
Total Investments	$148,176,520	$—	$—	$148,176,520
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Conservative Structured Allocation Fund–2

LVIP SSGA Conservative Structured Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (formerly, LIAC) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-89.81%@
Equity Funds-21.14%@
✧✧LVIP SSGA Large Cap 100 Fund	$11,548,340	$16,277	$409,961	$(316)	$100,034	$11,254,374	934,671	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	2,813,036	4,069	137,297	13,519	95,686	2,789,013	235,718	—	—
✧✧LVIP SSGA S&P 500 Index Fund	11,342,601	16,278	405,385	13,889	819,305	11,786,688	502,117	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,745,947	30,460	95,648	(565)	73,736	2,753,930	98,141	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	2,795,782	4,307	95,649	(12,344)	16,057	2,708,153	253,240	—	—
Fixed Income Fund-50.72%@
✧✧LVIP SSGA Bond Index Fund	73,970,636	1,230,750	2,391,218	(385,003)	2,664,484	75,089,649	7,453,806	—	—
International Equity Funds-17.95%@
✧✧LVIP SSGA Developed International 150 Fund	10,641,808	14,243	1,039,383	9,747	707,276	10,333,691	1,371,607	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	6,006,273	8,139	412,823	(44,500)	290,181	5,847,270	815,633	—	—
✧✧LVIP SSGA International Index Fund	10,458,626	14,243	927,872	172,322	680,306	10,397,625	1,046,460	—	—
Total	$132,323,049	$1,338,766	$5,915,236	$(233,251)	$5,447,065	$132,960,393		$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
✧✧ Standard Class shares.
4. Subsequent Events
At a meeting held March 6-7, 2023, the Fund’s Board approved a proposal to change the Fund’s name. Effective April 11, 2023, the Fund’s name changed to LVIP Structured Conservative Allocation Fund.
LVIP SSGA Conservative Structured Allocation Fund–3